Property, Plant and Equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Joint operations	R$ 1,253,125	R$ 1,300,564
HPP Gov. Jayme Canet J?nior (Mau?) - Cons?rcio [Member]
IfrsStatementLineItems [Line Items]
Share	51.00%
Joint operations	R$ 591,053	616,661
HPP Gov. Jayme Canet J?nior (Mau?) - Cons?rcio [Member] | In service
IfrsStatementLineItems [Line Items]
Joint operations	859,882	859,926
HPP Gov. Jayme Canet J?nior (Mau?) - Cons?rcio [Member] | In progress
IfrsStatementLineItems [Line Items]
Joint operations	19,899	20,527
Accumulated depreciation | In service
IfrsStatementLineItems [Line Items]
Joint operations	R$ (288,728)	(263,792)
Annual average depreciation rate	2.90%
Accumulated depreciation | In progress
IfrsStatementLineItems [Line Items]
Joint operations	R$ (87,278)	(64,519)
Annual average depreciation rate	3.28%
HPP Baixo Igua&amp;amp;amp;amp;amp;amp;#63;u
IfrsStatementLineItems [Line Items]
Share	30.00%
Joint operations	R$ 662,072	683,903
HPP Baixo Igua&amp;amp;amp;amp;amp;amp;#63;u | In service
IfrsStatementLineItems [Line Items]
Joint operations	693,487	692,395
HPP Baixo Igua&amp;amp;amp;amp;amp;amp;#63;u | In progress
IfrsStatementLineItems [Line Items]
Joint operations	R$ 55,863	R$ 56,027